Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year ended December 31,
	2025	2024	2023
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	78,423,675	82,482,764	82,101,813
Effect of dilutive share options and other awards outstanding under share based compensation programs	541,710	549,660	615,827
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	78,965,385	83,032,424	82,717,640

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Net income per ordinary share:
Basic	$2.92	$8.96	$6.75
Diluted	$2.90	$8.90	$6.70